SUPPLEMENTAL BALANCE SHEET DISCLOSURES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL BALANCE SHEET DISCLOSURES	SUPPLEMENTAL BALANCE SHEET DISCLOSURES
Accounts Receivable, Net
As of December 31, 2025, accounts receivable, net consisted of gross accounts receivable of $28.2 million, less allowance for credit losses of $0.2 million. As of December 31, 2024, accounts receivable, net consisted of gross accounts receivable of $25.6 million, less allowance for credit losses of $0.1 million.
Changes in the allowance for credit losses were as follows:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Balance at beginning of period	$108	$1,552	$994
Provision (recovery) for credit losses	165	(996)	558
Write-off of uncollectible accounts, net	(96)	(448)	—
Balance at end of period	$177	$108	$1,552
Inventories
The components of inventories were as follows:

(In thousands)	As of December 31, 2025	As of December 31, 2024
Work in process	$9,664	$8,354
Finished goods	44,945	44,750
Total inventories	$54,609	$53,104
Property and Equipment, Net
Property and equipment, net consisted of the following:

(In thousands)	As of December 31, 2025	As of December 31, 2024
Computer hardware, software and equipment	$946	$742
Furniture and fixture	12,225	9,848
Machinery and equipment	613	598
Internally developed software	2,538	1,739
Construction in process	168	—
Leasehold improvements	2,104	2,100
Total property and equipment	$18,594	$15,027
Less accumulated depreciation	(12,354)	(9,196)
Property and equipment, net	$6,240	$5,831
Depreciation expense for property and equipment for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, were $3.1 million, $3.3 million, and $3.8 million, respectively.
Depreciation expense pertains to property and equipment utilized as part of the Company’s SG&A activities and therefore has not been allocated to cost of goods sold.
Other Current Liabilities
The major components of other current liabilities consisted of the following:

(In thousands)	As of December 31, 2025	As of December 31, 2024
Accrued salaries and related expenses	$4,932	$9,155
Accrued sales returns and damages	6,636	2,723
Accrued interest(1)	—	1,424
Accrued professional services	5,956	3,832
Accrued freight	4,111	(220)
Income taxes payable	3,610	408
Other taxes	8,357	(30)
Other	6,765	2,268
Total	$40,367	$19,560
(1) Under the Lumina Credit Agreement, accrued interest is PIK and increases the principal balance of the Term Loan rather than paid in cash. As a result, no accrued interest is recorded in other current liabilities as of December 31, 2025.